Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Index 500 Portfolio
March 31, 2025
VIPIDX-NPRT1-0525
1.799879.121
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	73,863	4,394,848
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV (b)	81,842	15,554,891
IRELAND - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	201,414	62,849,225
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	96,078	13,577,743
UNITED STATES - 99.1%
Communication Services - 9.2%
Diversified Telecommunication Services - 0.8%
AT&T Inc	2,311,475	65,368,513
Verizon Communications Inc	1,355,585	61,489,336
		126,857,849
Entertainment - 1.5%
Electronic Arts Inc	76,370	11,036,992
Live Nation Entertainment Inc (c)	50,493	6,593,376
Netflix Inc (c)	137,744	128,450,412
Take-Two Interactive Software Inc (c)	52,854	10,953,992
TKO Group Holdings Inc Class A	21,476	3,281,748
Walt Disney Co/The	582,132	57,456,428
Warner Bros Discovery Inc (c)	718,807	7,712,799
		225,485,747
Interactive Media & Services - 6.1%
Alphabet Inc Class A	1,878,360	290,469,590
Alphabet Inc Class C	1,522,243	237,820,024
Match Group Inc (b)	80,944	2,525,453
Meta Platforms Inc Class A	705,177	406,435,816
		937,250,883
Media - 0.5%
Charter Communications Inc Class A (c)	31,082	11,454,649
Comcast Corp Class A	1,214,499	44,815,014
Fox Corp Class A	73,983	4,187,438
Fox Corp Class B	38,277	2,017,580
Interpublic Group of Cos Inc/The	119,914	3,256,864
News Corp Class A	121,622	3,310,551
News Corp Class B (b)	36,103	1,096,447
Omnicom Group Inc	63,254	5,244,389
Paramount Global Class B (b)	191,608	2,291,632
		77,674,564
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	154,416	41,184,291
TOTAL COMMUNICATION SERVICES		1,408,453,334

Consumer Discretionary - 10.2%
Automobiles - 1.7%
Ford Motor Co	1,253,484	12,572,445
General Motors Co	320,407	15,068,741
Tesla Inc (c)	901,114	233,532,704
		261,173,890
Broadline Retail - 3.8%
Amazon.com Inc (c)	3,037,230	577,863,380
eBay Inc	154,242	10,446,811
		588,310,191
Distributors - 0.1%
Genuine Parts Co	44,761	5,332,826
LKQ Corp	83,735	3,562,086
Pool Corp (b)	12,242	3,897,241
		12,792,153
Hotels, Restaurants & Leisure - 2.1%
Airbnb Inc Class A (c)	139,389	16,651,410
Booking Holdings Inc	10,658	49,100,447
Caesars Entertainment Inc (c)	68,293	1,707,325
Carnival Corp (c)	337,393	6,589,285
Chipotle Mexican Grill Inc (c)	436,432	21,913,251
Darden Restaurants Inc	37,721	7,836,915
Domino's Pizza Inc	11,120	5,109,084
DoorDash Inc Class A (c)	109,243	19,966,343
Expedia Group Inc Class A	39,714	6,675,923
Hilton Worldwide Holdings Inc	77,473	17,628,981
Las Vegas Sands Corp	110,599	4,272,439
Marriott International Inc/MD Class A1	73,684	17,551,529
McDonald's Corp	230,760	72,082,501
MGM Resorts International (c)	72,152	2,138,585
Norwegian Cruise Line Holdings Ltd (c)	141,848	2,689,438
Royal Caribbean Cruises Ltd	79,729	16,379,526
Starbucks Corp	365,773	35,878,674
Wynn Resorts Ltd	28,893	2,412,566
Yum! Brands Inc	89,862	14,140,684
		320,724,906
Household Durables - 0.3%
DR Horton Inc	91,331	11,610,910
Garmin Ltd	49,469	10,741,204
Lennar Corp Class A	75,200	8,631,456
Mohawk Industries Inc (c)	16,847	1,923,590
NVR Inc (c)	963	6,976,348
PulteGroup Inc	65,205	6,703,074
		46,586,582
Leisure Products - 0.0%
Hasbro Inc	42,275	2,599,490
Specialty Retail - 1.9%
AutoZone Inc (c)	5,404	20,604,263
Best Buy Co Inc	62,633	4,610,415
CarMax Inc (c)	49,482	3,855,637
Home Depot Inc/The	319,879	117,232,455
Lowe's Cos Inc	181,828	42,407,744
O'Reilly Automotive Inc (c)	18,510	26,517,056
Ross Stores Inc	106,244	13,576,921
TJX Cos Inc/The	362,005	44,092,209
Tractor Supply Co (b)	172,019	9,478,247
Ulta Beauty Inc (c)	14,933	5,473,542
Williams-Sonoma Inc	39,640	6,267,084
		294,115,573
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (c)	48,873	5,464,490
Lululemon Athletica Inc (c)	36,078	10,212,239
NIKE Inc Class B	380,372	24,146,015
Ralph Lauren Corp Class A	12,861	2,838,936
Tapestry Inc	66,634	4,691,700
		47,353,380
TOTAL CONSUMER DISCRETIONARY		1,573,656,165

Consumer Staples - 6.0%
Beverages - 1.3%
Brown-Forman Corp Class B (b)	58,604	1,989,020
Coca-Cola Co/The	1,246,791	89,295,171
Constellation Brands Inc Class A	50,044	9,184,075
Keurig Dr Pepper Inc	384,488	13,157,179
Molson Coors Beverage Co Class B	55,371	3,370,433
Monster Beverage Corp (c)	225,490	13,195,675
PepsiCo Inc	441,653	66,221,451
		196,413,004
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	142,942	135,191,685
Dollar General Corp (b)	70,815	6,226,763
Dollar Tree Inc (c)	65,055	4,883,679
Kroger Co/The	214,365	14,510,367
Sysco Corp	157,534	11,821,351
Target Corp	147,547	15,398,005
Walgreens Boots Alliance Inc	231,392	2,584,648
Walmart Inc	1,396,905	122,634,290
		313,250,788
Food Products - 0.7%
Archer-Daniels-Midland Co	154,100	7,398,341
Bunge Global SA	42,938	3,281,322
Conagra Brands Inc	153,548	4,095,125
General Mills Inc (b)	177,507	10,613,144
Hershey Co/The (b)	47,574	8,136,581
Hormel Foods Corp	93,764	2,901,058
JM Smucker Co	34,306	4,062,173
Kellanova	86,591	7,142,892
Kraft Heinz Co/The	280,915	8,548,243
Lamb Weston Holdings Inc	45,957	2,449,508
McCormick & Co Inc/MD	81,319	6,693,367
Mondelez International Inc (b)	416,533	28,261,765
The Campbell's Company (b)	63,323	2,527,854
Tyson Foods Inc Class A	92,103	5,877,092
		101,988,465
Household Products - 1.2%
Church & Dwight Co Inc	79,204	8,719,568
Clorox Co/The	39,672	5,841,702
Colgate-Palmolive Co (b)	261,325	24,486,153
Kimberly-Clark Corp	106,813	15,190,945
Procter & Gamble Co/The	755,076	128,680,052
		182,918,420
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	75,393	4,975,937
Kenvue Inc	617,408	14,805,444
		19,781,381
Tobacco - 0.7%
Altria Group Inc (b)	545,770	32,757,115
Philip Morris International Inc	500,684	79,473,572
		112,230,687
TOTAL CONSUMER STAPLES		926,582,745

Energy - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co Class A	318,833	14,012,710
Halliburton Co	279,539	7,091,904
Schlumberger NV	451,092	18,855,646
		39,960,260
Oil, Gas & Consumable Fuels - 3.4%
APA Corp	119,209	2,505,773
Chevron Corp	538,182	90,032,467
ConocoPhillips	410,847	43,147,152
Coterra Energy Inc	237,155	6,853,780
Devon Energy Corp	211,532	7,911,297
Diamondback Energy Inc	60,174	9,620,619
EOG Resources Inc	181,120	23,226,829
EQT Corp	192,136	10,265,826
Expand Energy Corp	67,716	7,538,145
Exxon Mobil Corp	1,401,729	166,707,631
Hess Corp	89,001	14,216,130
Kinder Morgan Inc	622,489	17,759,611
Marathon Petroleum Corp	101,755	14,824,686
Occidental Petroleum Corp	217,550	10,738,268
ONEOK Inc	199,787	19,822,866
Phillips 66	132,988	16,421,358
Targa Resources Corp	70,218	14,076,602
Texas Pacific Land Corp (b)	6,067	8,038,714
Valero Energy Corp	101,944	13,463,744
Williams Cos Inc/The	392,533	23,457,772
		520,629,270
TOTAL ENERGY		560,589,530

Financials - 14.7%
Banks - 3.5%
Bank of America Corp	2,132,207	88,976,998
Citigroup Inc	604,452	42,910,047
Citizens Financial Group Inc	140,779	5,767,716
Fifth Third Bancorp	215,713	8,455,950
Huntington Bancshares Inc/OH	468,146	7,026,871
JPMorgan Chase & Co	900,386	220,864,686
KeyCorp	320,729	5,128,457
M&T Bank Corp	53,431	9,550,791
PNC Financial Services Group Inc/The	127,501	22,410,851
Regions Financial Corp	292,744	6,361,327
Truist Financial Corp	423,743	17,437,024
US Bancorp	502,340	21,208,795
Wells Fargo & Co	1,059,075	76,030,994
		532,130,507
Capital Markets - 3.2%
Ameriprise Financial Inc	30,979	14,997,244
Bank of New York Mellon Corp/The (b)	231,108	19,383,028
Blackrock Inc	46,881	44,371,929
Blackstone Inc	235,689	32,944,608
Cboe Global Markets Inc	33,710	7,628,236
Charles Schwab Corp/The	548,747	42,955,915
CME Group Inc Class A	116,040	30,784,252
FactSet Research Systems Inc	12,239	5,564,339
Franklin Resources Inc (b)	99,883	1,922,747
Goldman Sachs Group Inc/The	100,481	54,891,765
Intercontinental Exchange Inc	185,018	31,915,605
Invesco Ltd	144,075	2,185,617
KKR & Co Inc Class A	217,375	25,130,724
MarketAxess Holdings Inc	12,159	2,630,600
Moody's Corp	49,848	23,213,715
Morgan Stanley	398,456	46,487,862
MSCI Inc	25,005	14,140,328
Nasdaq Inc	133,259	10,109,028
Northern Trust Corp	63,111	6,225,900
Raymond James Financial Inc	59,386	8,249,309
S&P Global Inc	101,434	51,538,615
State Street Corp	92,896	8,316,979
T Rowe Price Group Inc	71,696	6,586,712
		492,175,057
Consumer Finance - 0.6%
American Express Co	178,716	48,083,540
Capital One Financial Corp	122,751	22,009,254
Discover Financial Services	80,825	13,796,828
Synchrony Financial	125,192	6,627,664
		90,517,286
Financial Services - 5.0%
Apollo Global Management Inc	143,937	19,710,733
Berkshire Hathaway Inc Class B (c)	590,236	314,347,890
Corpay Inc (c)	22,447	7,827,718
Fidelity National Information Services Inc	170,565	12,737,794
Fiserv Inc (c)	183,198	40,455,614
Global Payments Inc	79,735	7,807,651
Jack Henry & Associates Inc	23,475	4,286,535
Mastercard Inc Class A	262,250	143,744,470
PayPal Holdings Inc (c)	318,545	20,785,061
Visa Inc Class A	554,947	194,486,726
		766,190,192
Insurance - 2.4%
AFLAC Inc	159,391	17,722,685
Allstate Corp/The	85,334	17,670,111
American International Group Inc	191,063	16,611,017
Aon PLC	69,640	27,792,628
Arch Capital Group Ltd	120,716	11,610,465
Arthur J Gallagher & Co	81,904	28,276,537
Assurant Inc	16,517	3,464,441
Brown & Brown Inc	76,419	9,506,524
Chubb Ltd	120,000	36,238,800
Cincinnati Financial Corp	50,364	7,439,770
Erie Indemnity Co Class A (b)	8,032	3,365,809
Everest Group Ltd	13,841	5,028,851
Globe Life Inc	27,035	3,561,050
Hartford Insurance Group Inc/The	92,616	11,459,378
Loews Corp	56,871	5,227,014
Marsh & McLennan Cos Inc	158,150	38,593,345
MetLife Inc	186,428	14,968,304
Principal Financial Group Inc	67,766	5,717,417
Progressive Corp/The	188,640	53,387,006
Prudential Financial Inc	113,995	12,730,962
The Travelers Companies, Inc.	73,009	19,307,960
W R Berkley Corp	96,683	6,879,962
Willis Towers Watson PLC	32,138	10,861,037
		367,421,073
TOTAL FINANCIALS		2,248,434,115

Health Care - 11.1%
Biotechnology - 1.9%
AbbVie Inc	568,469	119,105,625
Amgen Inc	172,987	53,894,100
Biogen Inc (c)	47,136	6,450,090
Gilead Sciences Inc	401,316	44,967,458
Incyte Corp (c)	51,659	3,127,952
Moderna Inc (c)	109,152	3,094,459
Regeneron Pharmaceuticals Inc	33,878	21,486,444
Vertex Pharmaceuticals Inc (c)	82,690	40,089,766
		292,215,894
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	558,520	74,087,678
Align Technology Inc (c)	22,620	3,593,413
Baxter International Inc	164,405	5,627,583
Becton Dickinson & Co	92,461	21,179,117
Boston Scientific Corp (c)	474,595	47,877,144
Cooper Cos Inc/The (c)	64,270	5,421,175
Dexcom Inc (c)	125,807	8,591,360
Edwards Lifesciences Corp (c)	189,923	13,765,619
GE HealthCare Technologies Inc	147,257	11,885,112
Hologic Inc (c)	72,224	4,461,276
IDEXX Laboratories Inc (c)	26,368	11,073,242
Insulet Corp (c)	22,588	5,931,835
Intuitive Surgical Inc (c)	114,848	56,880,769
Medtronic PLC	412,913	37,104,362
ResMed Inc	47,293	10,586,538
Solventum Corp	44,505	3,384,159
STERIS PLC	31,638	7,170,753
Stryker Corp (b)	110,586	41,165,639
Zimmer Biomet Holdings Inc (b)	64,104	7,255,291
		377,042,065
Health Care Providers & Services - 2.4%
Cardinal Health Inc	77,792	10,717,404
Cencora Inc	55,577	15,455,408
Centene Corp (c)	159,687	9,694,598
Cigna Group/The	88,163	29,005,627
CVS Health Corp	405,991	27,505,890
DaVita Inc (c)	14,194	2,171,256
Elevance Health Inc	74,682	32,483,683
HCA Healthcare Inc	57,577	19,895,732
Henry Schein Inc (c)	40,089	2,745,696
Humana Inc	38,848	10,279,181
Labcorp Holdings Inc	26,857	6,250,698
McKesson Corp	40,357	27,159,857
Molina Healthcare Inc (c)	17,871	5,886,529
Quest Diagnostics Inc	35,745	6,048,054
UnitedHealth Group Inc	296,344	155,210,170
Universal Health Services Inc Class B	18,907	3,552,625
		364,062,408
Life Sciences Tools & Services - 0.9%
Agilent Technologies Inc	91,871	10,747,070
Bio-Techne Corp	50,995	2,989,837
Charles River Laboratories International Inc (c)	16,437	2,474,096
Danaher Corp	206,090	42,248,450
IQVIA Holdings Inc (c)	53,872	9,497,634
Mettler-Toledo International Inc (c)	6,736	7,954,610
Revvity Inc	39,167	4,143,869
Thermo Fisher Scientific Inc	123,171	61,289,890
Waters Corp (c)	19,120	7,047,058
West Pharmaceutical Services Inc	23,321	5,221,105
		153,613,619
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co	653,458	39,854,403
Eli Lilly & Co	253,725	209,554,015
Johnson & Johnson	775,287	128,573,596
Merck & Co Inc	814,578	73,116,521
Pfizer Inc	1,824,843	46,241,522
Viatris Inc	384,610	3,349,953
Zoetis Inc Class A (b)	144,194	23,741,542
		524,431,552
TOTAL HEALTH CARE		1,711,365,538

Industrials - 8.4%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (c)	23,327	12,268,836
Boeing Co (c)	241,532	41,193,283
GE Aerospace	345,615	69,174,842
General Dynamics Corp	81,712	22,273,057
Howmet Aerospace Inc	130,424	16,919,906
Huntington Ingalls Industries Inc	12,618	2,574,576
L3Harris Technologies Inc (b)	60,639	12,692,349
Lockheed Martin Corp	67,460	30,135,057
Northrop Grumman Corp	43,817	22,434,742
RTX Corp	428,963	56,820,439
Textron Inc	58,754	4,244,977
TransDigm Group Inc	18,060	24,982,217
		315,714,281
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	38,203	3,911,987
Expeditors International of Washington Inc	45,055	5,417,864
FedEx Corp	71,355	17,394,922
United Parcel Service Inc Class B	235,518	25,904,625
		52,629,398
Building Products - 0.5%
A O Smith Corp	38,102	2,490,346
Allegion plc	28,008	3,653,924
Builders FirstSource Inc (c)	37,055	4,629,652
Carrier Global Corp	260,039	16,486,473
Johnson Controls International plc	212,574	17,029,303
Lennox International Inc	10,311	5,782,718
Masco Corp	68,249	4,746,035
Trane Technologies PLC	72,225	24,334,047
		79,152,498
Commercial Services & Supplies - 0.6%
Cintas Corp	110,457	22,702,227
Copart Inc (c)	282,352	15,978,300
Republic Services Inc	65,369	15,829,757
Rollins Inc	90,445	4,886,743
Veralto Corp	79,641	7,761,015
Waste Management Inc	117,617	27,229,512
		94,387,554
Construction & Engineering - 0.1%
Quanta Services Inc	47,533	12,081,938
Electrical Equipment - 0.7%
AMETEK Inc	74,490	12,822,709
Eaton Corp PLC	127,263	34,593,901
Emerson Electric Co	181,590	19,909,528
GE Vernova Inc	88,844	27,122,296
Generac Holdings Inc (c)	19,176	2,428,640
Hubbell Inc	17,285	5,719,779
Rockwell Automation Inc	36,412	9,408,133
		112,004,986
Ground Transportation - 0.9%
CSX Corp	620,957	18,274,765
JB Hunt Transport Services Inc	25,614	3,789,590
Norfolk Southern Corp	72,912	17,269,207
Old Dominion Freight Line Inc	60,497	10,009,229
Uber Technologies Inc (c)	672,686	49,011,902
Union Pacific Corp	194,586	45,968,997
		144,323,690
Industrial Conglomerates - 0.5%
3M Co	174,824	25,674,652
Honeywell International Inc	209,389	44,338,121
		70,012,773
Machinery - 1.6%
Caterpillar Inc	153,901	50,756,551
Cummins Inc	44,272	13,876,616
Deere & Co	81,561	38,280,655
Dover Corp	44,192	7,763,651
Fortive Corp	109,880	8,041,018
IDEX Corp	24,380	4,412,049
Illinois Tool Works Inc	86,010	21,331,340
Ingersoll Rand Inc	129,734	10,382,612
Nordson Corp	17,446	3,519,207
Otis Worldwide Corp	127,687	13,177,298
PACCAR Inc	168,866	16,442,482
Parker-Hannifin Corp	41,465	25,204,500
Pentair PLC	53,209	4,654,723
Snap-on Inc	16,872	5,686,033
Stanley Black & Decker Inc (b)	49,592	3,812,633
Westinghouse Air Brake Technologies Corp	55,017	9,977,333
Xylem Inc/NY	78,233	9,345,714
		246,664,415
Passenger Airlines - 0.1%
Delta Air Lines Inc	206,610	9,008,196
Southwest Airlines Co	190,844	6,408,542
United Airlines Holdings Inc (c)	105,901	7,312,464
		22,729,202
Professional Services - 0.7%
Automatic Data Processing Inc	131,024	40,031,763
Broadridge Financial Solutions Inc	37,685	9,137,105
Dayforce Inc (c)	51,120	2,981,829
Equifax Inc	39,929	9,725,107
Jacobs Solutions Inc	39,454	4,769,594
Leidos Holdings Inc	42,240	5,699,866
Paychex Inc	103,197	15,921,233
Paycom Software Inc	15,145	3,308,880
Verisk Analytics Inc	45,475	13,534,270
		105,109,647
Trading Companies & Distributors - 0.3%
Fastenal Co (b)	184,655	14,319,995
United Rentals Inc	21,030	13,179,501
WW Grainger Inc	14,271	14,097,322
		41,596,818
TOTAL INDUSTRIALS		1,296,407,200

Information Technology - 29.0%
Communications Equipment - 0.9%
Arista Networks Inc	332,637	25,772,715
Cisco Systems Inc	1,282,503	79,143,260
F5 Inc (c)	18,565	4,943,303
Juniper Networks Inc	106,741	3,862,956
Motorola Solutions Inc	53,815	23,560,745
		137,282,979
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	389,988	25,579,313
CDW Corp/DE	42,914	6,877,398
Corning Inc	248,246	11,364,702
Jabil Inc	35,263	4,798,236
Keysight Technologies Inc (c)	55,680	8,339,194
Teledyne Technologies Inc (c)	15,007	7,469,134
Trimble Inc (c)	79,141	5,195,607
Zebra Technologies Corp Class A (c)	16,540	4,673,541
		74,297,125
IT Services - 0.8%
Akamai Technologies Inc (c)	48,320	3,889,760
Cognizant Technology Solutions Corp Class A	159,280	12,184,920
EPAM Systems Inc (c)	18,264	3,083,694
Gartner Inc (c)	24,738	10,383,528
GoDaddy Inc Class A (c)	45,472	8,191,326
IBM Corporation	297,749	74,038,266
VeriSign Inc (c)	26,200	6,651,394
		118,422,888
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices Inc (c)	521,815	53,611,273
Analog Devices Inc	159,754	32,217,589
Applied Materials Inc	261,703	37,978,339
Broadcom Inc	1,509,395	252,718,005
Enphase Energy Inc (c)	42,740	2,652,017
First Solar Inc (c)	34,460	4,356,778
Intel Corp	1,394,316	31,664,916
KLA Corp	42,792	29,090,002
Lam Research Corp	413,360	30,051,272
Microchip Technology Inc	173,183	8,383,789
Micron Technology Inc	358,779	31,174,307
Monolithic Power Systems Inc	15,400	8,931,692
NVIDIA Corp	7,886,130	854,698,770
ON Semiconductor Corp (c)	135,705	5,521,836
QUALCOMM Inc	356,150	54,708,202
Skyworks Solutions Inc	51,708	3,341,888
Teradyne Inc	52,433	4,330,966
Texas Instruments Inc	293,141	52,677,438
		1,498,109,079
Software - 9.7%
Adobe Inc (c)	140,176	53,761,701
ANSYS Inc (c)	28,161	8,914,646
Autodesk Inc (c)	69,234	18,125,461
Cadence Design Systems Inc (c)	88,316	22,461,408
Crowdstrike Holdings Inc Class A (c)	79,316	27,965,235
Fair Isaac Corp (c)	7,863	14,500,630
Fortinet Inc (c)	204,854	19,719,246
Gen Digital Inc	174,621	4,634,441
Intuit Inc	90,137	55,343,217
Microsoft Corp	2,393,849	898,626,977
Oracle Corp	522,382	73,034,227
Palantir Technologies Inc Class A (c)	660,069	55,709,824
Palo Alto Networks Inc (c)	213,206	36,381,472
PTC Inc (c)	38,748	6,004,003
Roper Technologies Inc	34,530	20,358,197
Salesforce Inc	308,167	82,699,697
Servicenow Inc (c)	66,335	52,811,947
Synopsys Inc (c)	49,776	21,346,438
Tyler Technologies Inc (c)	13,782	8,012,717
Workday Inc Class A (c)	68,910	16,092,552
		1,496,504,036
Technology Hardware, Storage & Peripherals - 7.3%
Apple Inc	4,837,323	1,074,514,559
Dell Technologies Inc Class C	100,456	9,156,565
Hewlett Packard Enterprise Co	422,952	6,526,149
HP Inc	302,000	8,362,381
NetApp Inc	65,472	5,751,060
Seagate Technology Holdings PLC	68,143	5,788,748
Super Micro Computer Inc (b)(c)	162,160	5,552,358
Western Digital Corp (c)	111,975	4,527,149
		1,120,178,969
TOTAL INFORMATION TECHNOLOGY		4,444,795,076

Materials - 2.0%
Chemicals - 1.4%
Air Products and Chemicals Inc	71,638	21,127,479
Albemarle Corp (b)	37,926	2,731,430
CF Industries Holdings Inc	56,014	4,377,494
Corteva Inc	220,749	13,891,735
Dow Inc	226,620	7,913,570
DuPont de Nemours Inc	134,607	10,052,451
Eastman Chemical Co	37,142	3,272,582
Ecolab Inc	81,150	20,573,148
International Flavors & Fragrances Inc	82,323	6,389,088
Linde PLC	153,327	71,395,184
LyondellBasell Industries NV Class A1	83,458	5,875,443
Mosaic Co/The	102,465	2,767,580
PPG Industries Inc	74,701	8,168,554
Sherwin-Williams Co/The	74,610	26,053,066
		204,588,804
Construction Materials - 0.1%
Martin Marietta Materials Inc	19,681	9,410,076
Vulcan Materials Co	42,525	9,921,083
		19,331,159
Containers & Packaging - 0.2%
Amcor PLC (b)	465,401	4,514,390
Avery Dennison Corp	25,872	4,604,440
Ball Corp	96,097	5,003,771
International Paper Co	169,782	9,057,870
Packaging Corp of America	28,715	5,686,144
Smurfit WestRock PLC	159,207	7,173,867
		36,040,482
Metals & Mining - 0.3%
Freeport-McMoRan Inc	462,749	17,519,677
Newmont Corp	366,595	17,699,207
Nucor Corp (b)	75,611	9,099,028
Steel Dynamics Inc	45,594	5,702,897
		50,020,809
TOTAL MATERIALS		309,981,254

Real Estate - 2.3%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	49,580	4,586,646
Healthpeak Properties Inc	225,214	4,553,827
Ventas Inc	140,778	9,679,895
Welltower Inc	196,189	30,058,117
		48,878,485
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	225,116	3,198,898
Industrial REITs - 0.2%
Prologis Inc	298,464	33,365,291
Office REITs - 0.0%
BXP Inc	46,805	3,144,827
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (c)	95,182	12,447,902
CoStar Group Inc (c)	135,703	10,751,749
		23,199,651
Residential REITs - 0.3%
AvalonBay Communities Inc	45,757	9,820,367
Camden Property Trust	34,329	4,198,437
Equity Residential	110,043	7,876,878
Essex Property Trust Inc	20,700	6,345,999
Invitation Homes Inc	183,491	6,394,661
Mid-America Apartment Communities Inc	37,656	6,310,392
UDR Inc	96,874	4,375,799
		45,322,533
Retail REITs - 0.3%
Federal Realty Investment Trust	24,848	2,430,631
Kimco Realty Corp	218,609	4,643,255
Realty Income Corp	281,847	16,349,945
Regency Centers Corp	52,524	3,874,170
Simon Property Group Inc	98,766	16,403,058
		43,701,059
Specialized REITs - 1.0%
American Tower Corp	150,474	32,743,142
Crown Castle Inc	139,939	14,585,842
Digital Realty Trust Inc	101,900	14,601,251
Equinix Inc	31,343	25,555,515
Extra Space Storage Inc	68,265	10,136,670
Iron Mountain Inc	94,590	8,138,524
Public Storage Operating Co	50,752	15,189,566
SBA Communications Corp Class A	34,624	7,617,626
VICI Properties Inc	339,519	11,075,110
Weyerhaeuser Co	233,665	6,841,711
		146,484,957
TOTAL REAL ESTATE		347,295,701

Utilities - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp	82,646	5,318,270
American Electric Power Co Inc	171,700	18,761,659
Constellation Energy Corp	100,738	20,311,803
Duke Energy Corp	249,882	30,478,108
Edison International	124,664	7,345,203
Entergy Corp	138,084	11,804,801
Evergy Inc	74,073	5,107,333
Eversource Energy	118,110	7,335,812
Exelon Corp	323,705	14,916,326
FirstEnergy Corp	165,166	6,676,010
NextEra Energy Inc	662,184	46,942,224
NRG Energy Inc	65,229	6,226,760
PG&E Corp	706,357	12,135,213
Pinnacle West Capital Corp	36,619	3,487,960
PPL Corp	237,748	8,585,080
Southern Co/The	352,823	32,442,075
Xcel Energy Inc	184,919	13,090,416
		250,965,053
Gas Utilities - 0.0%
Atmos Energy Corp	51,117	7,901,666
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	228,613	2,839,373
Vistra Corp	109,562	12,866,962
		15,706,335
Multi-Utilities - 0.7%
Ameren Corp	86,915	8,726,266
CenterPoint Energy Inc	209,872	7,603,663
CMS Energy Corp	96,235	7,228,211
Consolidated Edison Inc	111,560	12,337,420
Dominion Energy Inc	270,487	15,166,206
DTE Energy Co	66,739	9,228,002
NiSource Inc	151,260	6,064,013
Public Service Enterprise Group Inc	160,436	13,203,883
Sempra	203,962	14,554,728
WEC Energy Group Inc	102,299	11,148,545
		105,260,937
Water Utilities - 0.1%
American Water Works Co Inc	62,762	9,258,650
TOTAL UTILITIES		389,092,641

TOTAL UNITED STATES		15,216,653,299
TOTAL COMMON STOCKS (Cost $3,983,974,778)		15,313,030,006

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (e) (Cost $1,864,281)	4.25	1,877,000	1,864,186

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $146,244,432)	4.32	146,232,125	146,246,749

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,132,083,491)	15,461,140,941
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(105,638,342)
NET ASSETS - 100.0%	15,355,502,599

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	130	Jun 2025	36,746,125	(20,896)	(20,896)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,293,111.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,158,774	215,959,707	265,118,481	134,176	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	41,679,401	857,611,532	753,044,184	12,369	-	-	146,246,749	146,232,125	0.5%
Total	90,838,175	1,073,571,239	1,018,162,665	146,545	-	-	146,246,749

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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